Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000159198 | 990VR1110 | Mount Vernon Liquid Assets Portfolio, LLC
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000159198 | 31846V567 | First American Government Obligations Fund, Class Z
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000159198 | 316175108 | Fidelity Government Portfolio, Class I
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000159198 | HYPERNFND | Hyperion Fund LLC
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000159198 | 53700T827 | iMGP DBi Managed Futures Strategy ETF
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000159198 | 46435G102 | iShares Convertible Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000159198 | 78464A359 | State Street SPDR Bloomberg Convertible Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000159198 | 41151J505 | Harbor Commodity All Weather Strategy ETF
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000159198 | 92189F841 | VanEck Natural Resources ETF
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000159198 | 33740Y101 | First Trust Alternative Absolute Return Strategy ETF
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000159198 | Private Investment Funds
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000159198 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000159198 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000159198 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	55.20%
C000129685 | 990VR1110 | Mount Vernon Liquid Assets Portfolio, LLC
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000129685 | 31846V567 | First American Government Obligations Fund, Class Z
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000129685 | 316175108 | Fidelity Government Portfolio, Class I
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000129685 | HYPERNFND | Hyperion Fund LLC
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000129685 | 53700T827 | iMGP DBi Managed Futures Strategy ETF
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000129685 | 46435G102 | iShares Convertible Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000129685 | 78464A359 | State Street SPDR Bloomberg Convertible Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000129685 | 41151J505 | Harbor Commodity All Weather Strategy ETF
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000129685 | 92189F841 | VanEck Natural Resources ETF
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000129685 | 33740Y101 | First Trust Alternative Absolute Return Strategy ETF
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000129685 | Private Investment Funds
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000129685 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000129685 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000129685 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	55.20%
C000213661 | 990VR1110 | Mount Vernon Liquid Assets Portfolio, LLC
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000213661 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000213661 | 237266101 | Darling Ingredients, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000213661 | 595017104 | Microchip Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000213661 | 958102105 | Western Digital Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000213661 | G7997R103 | Seagate Technology Holdings PLC
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000213661 | G50871105 | Jazz Pharmaceuticals PLC
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000213661 | 64125C109 | Neurocrine Biosciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000213661 | 36828A101 | GE Vernova, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000213661 | G8267P108 | Smurfit WestRock plc
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000213661 | Cash & Equivalent990VR1110
Holdings [Line Items]
Percent of Total Investments	12.90%
C000213661 | Industrials00766T100
Holdings [Line Items]
Percent of Total Investments	83.60%
C000213661 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	3.50%
C000213661 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	1.20%
C000213661 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.30%
C000213661 | Energy
Holdings [Line Items]
Percent of Total Investments	6.60%
C000213661 | Health Care
Holdings [Line Items]
Percent of Total Investments	8.00%
C000213661 | Industrials
Holdings [Line Items]
Percent of Total Investments	8.80%
C000213661 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	9.00%
C000213661 | Materials
Holdings [Line Items]
Percent of Total Investments	13.90%
C000213661 | Money Market
Holdings [Line Items]
Percent of Total Investments	16.40%
C000213661 | Technology
Holdings [Line Items]
Percent of Total Investments	33.80%
C000213660 | 990VR1110 | Mount Vernon Liquid Assets Portfolio, LLC
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000213660 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000213660 | 237266101 | Darling Ingredients, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000213660 | 595017104 | Microchip Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000213660 | 958102105 | Western Digital Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000213660 | G7997R103 | Seagate Technology Holdings PLC
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000213660 | G50871105 | Jazz Pharmaceuticals PLC
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000213660 | 64125C109 | Neurocrine Biosciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000213660 | 36828A101 | GE Vernova, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000213660 | G8267P108 | Smurfit WestRock plc
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000213660 | Cash & Equivalent990VR1110
Holdings [Line Items]
Percent of Total Investments	12.90%
C000213660 | Industrials00766T100
Holdings [Line Items]
Percent of Total Investments	83.60%
C000213660 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	3.50%
C000213660 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	1.20%
C000213660 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.30%
C000213660 | Energy
Holdings [Line Items]
Percent of Total Investments	6.60%
C000213660 | Health Care
Holdings [Line Items]
Percent of Total Investments	8.00%
C000213660 | Industrials
Holdings [Line Items]
Percent of Total Investments	8.80%
C000213660 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	9.00%
C000213660 | Materials
Holdings [Line Items]
Percent of Total Investments	13.90%
C000213660 | Money Market
Holdings [Line Items]
Percent of Total Investments	16.40%
C000213660 | Technology
Holdings [Line Items]
Percent of Total Investments	33.80%
C000253434 | 316175108 | Fidelity Government Portfolio, Class I
Holdings [Line Items]
Percent of Net Asset Value	40.90%
C000253434 | GLPLSFEDA | Galaxy Plus Fund LLC Evolution Strategy Financials Feeder Fund
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000253434 | GLPLSFNDA | Galaxy Plus Fund Evolution Strategy Commodities Offshore Feeder Fund
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000253434 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000253434 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	50.00%
C000253434 | Private Investment FundsGLPLSFEDA
Holdings [Line Items]
Percent of Total Investments	50.00%
C000253435 | 316175108 | Fidelity Government Portfolio, Class I
Holdings [Line Items]
Percent of Net Asset Value	40.90%
C000253435 | GLPLSFEDA | Galaxy Plus Fund LLC Evolution Strategy Financials Feeder Fund
Holdings [Line Items]
Percent of Net Asset Value	35.60%
C000253435 | GLPLSFNDA | Galaxy Plus Fund Evolution Strategy Commodities Offshore Feeder Fund
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000253435 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000253435 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	50.00%
C000253435 | Private Investment FundsGLPLSFEDA
Holdings [Line Items]
Percent of Total Investments	50.00%
C000213663 | 316175108 | Fidelity Government Portfolio Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000213663 | 31846V567 | First American Government Obligations Fund Class Z, Class Z
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000213663 | HYPERNFD3 | Hyperion Fund LLC
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000213663 | 31846V336 | First American Government Obligations Fund Class X, Class X
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000213663 | GLPLSIMNF | Galaxy Plus Fund LLC - Icon Market Neutral Feeder Fund
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000213663 | 46090E103 | Invesco QQQ Trust Series 1
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000213663 | 78462F103 | State Street SPDR S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000213663 | 464287655 | iShares Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000213663 | Private Investment Funds
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000213663 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	84.70%
C000213663 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000213662 | 316175108 | Fidelity Government Portfolio Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000213662 | 31846V567 | First American Government Obligations Fund Class Z, Class Z
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000213662 | HYPERNFD3 | Hyperion Fund LLC
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000213662 | 31846V336 | First American Government Obligations Fund Class X, Class X
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000213662 | GLPLSIMNF | Galaxy Plus Fund LLC - Icon Market Neutral Feeder Fund
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000213662 | 46090E103 | Invesco QQQ Trust Series 1
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000213662 | 78462F103 | State Street SPDR S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000213662 | 464287655 | iShares Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000213662 | Private Investment Funds
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000213662 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	84.70%
C000213662 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000245743 | 78462F103
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000245743 | 46090E103
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000245743 | 71654V408
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000245743 | 405552100
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000245743 | 26874R108
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000245743 | 780259305
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000245743 | 279158109
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000245743 | 055622104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000245743 | 29446M102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000245743 | 92837L109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000245743 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000245743 | Norway
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000245743 | Korea (Republic Of)
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000245743 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000245743 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000245743 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000245743 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000245743 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000245743 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000245743 | United States
Holdings [Line Items]
Percent of Net Asset Value	51.60%
C000245743 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	3.80%
C000245743 | Technology00851L103
Holdings [Line Items]
Percent of Total Investments	47.70%
C000245743 | Equities46090E103
Holdings [Line Items]
Percent of Total Investments	48.50%
C000226634 | 316175108 | Fidelity Government Portfolio Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	48.00%
C000226634 | 31846V567 | First American Government Obligations Fund Class Z, Class Z
Holdings [Line Items]
Percent of Net Asset Value	48.00%
C000226634 | 464287432 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000226634 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000226634 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000159195 | 990VR1110
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000159195 | 464287457
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000159195 | 78464A359
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000159195 | 46138E784
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000159195 | 464288588
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000159195 | 00162Q452
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000159195 | 464287432
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000159195 | 316175108
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000159195 | 31846V567
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000159195 | 97717W307
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000159195 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000159195 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000159195 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	60.10%
C000159195 | Reit
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000159195 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000129682 | 990VR1110
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000129682 | 464287457
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000129682 | 78464A359
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000129682 | 46138E784
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000129682 | 464288588
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000129682 | 00162Q452
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000129682 | 464287432
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000129682 | 316175108
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000129682 | 31846V567
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000129682 | 97717W307
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000129682 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000129682 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000129682 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	60.10%
C000129682 | Reit
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000129682 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000159197 | 990VR1110 | Mount Vernon Liquid Assets Portfolio, LLC
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000159197 | 31846V567 | First American Government Obligations Fund, Class Z
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000159197 | 316175108 | Fidelity Government Portfolio, Class I
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000159197 | 464287234 | iShares MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000159197 | 74347R206 | ProShares Ultra QQQ
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000159197 | 464287630 | iShares Russell 2000 Value ETF
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000159197 | 25459Y165 | Direxion Daily S&P 500 Bull 2X Shares
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000159197 | 81369Y605 | State Street Financial Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000159197 | 464287473 | iShares Russell Mid-Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000159197 | 464287457 | iShares 1-3 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000159197 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000159197 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000159197 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	70.60%
C000129684 | 990VR1110 | Mount Vernon Liquid Assets Portfolio, LLC
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000129684 | 31846V567 | First American Government Obligations Fund, Class Z
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000129684 | 316175108 | Fidelity Government Portfolio, Class I
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000129684 | 464287234 | iShares MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000129684 | 74347R206 | ProShares Ultra QQQ
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000129684 | 464287630 | iShares Russell 2000 Value ETF
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000129684 | 25459Y165 | Direxion Daily S&P 500 Bull 2X Shares
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000129684 | 81369Y605 | State Street Financial Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000129684 | 464287473 | iShares Russell Mid-Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000129684 | 464287457 | iShares 1-3 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000129684 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000129684 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000129684 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	70.60%
C000213664 | 316175108 | Fidelity Government Portfolio Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000213664 | 31846V567 | First American Government Obligations Fund Class Z, Class Z
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C000213664 | HYPERNFD2 | Hyperion Fund LLC
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000213664 | 78462F103 | State Street SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000213664 | Private Investment Funds
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000213664 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	86.90%
C000213664 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000226637 | 31846V567 | First American Government Obligations Fund, Class Z
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000226637 | 316175108 | Fidelity Government Portfolio, Class I
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000226637 | 46090E103 | Invesco QQQ Trust Series 1
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000226637 | 921908844 | Vanguard Dividend Appreciation ETF
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000226637 | 46137V357 | Invesco S&P 500 Equal Weight ETF
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000226637 | 46138E354 | Invesco S&P 500 Low Volatility ETF
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000226637 | 921946810 | Vanguard International Dividend Appreciation ETF
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000226637 | Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	6.90%
C000226637 | Technology46090E103
Holdings [Line Items]
Percent of Total Investments	93.10%
C000161884 | 316175108 | Fidelity Government Portfolio Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C000161884 | 31846V567 | First American Government Obligations Fund Class Z, Class Z
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C000161884 | GALPLSFND | Galaxy Plus Fund LLC - Profit Score Regime - Adaptive Equity Feeder Fund
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000161884 | 29667RVY6 | ESSA Bank & Trust
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000161884 | 05465DBR8 | Axos Bank
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000161884 | 88241TTB6 | Texas Exchange Bank SSB
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000161884 | 02007G3R2 | Ally Bank
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000161884 | Private Investment Funds
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000161884 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	92.30%
C000161884 | Certificate Of Deposit
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000161885 | 316175108 | Fidelity Government Portfolio Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C000161885 | 31846V567 | First American Government Obligations Fund Class Z, Class Z
Holdings [Line Items]
Percent of Net Asset Value	46.00%
C000161885 | GALPLSFND | Galaxy Plus Fund LLC - Profit Score Regime - Adaptive Equity Feeder Fund
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000161885 | 29667RVY6 | ESSA Bank & Trust
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000161885 | 05465DBR8 | Axos Bank
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000161885 | 88241TTB6 | Texas Exchange Bank SSB
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000161885 | 02007G3R2 | Ally Bank
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000161885 | Private Investment Funds
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000161885 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	92.30%
C000161885 | Certificate Of Deposit
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000225736 | 990VR1110 | Mount Vernon Liquid Assets Portfolio, LLC
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000225736 | 31846V567 | First American Government Obligations Fund, Class Z
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000225736 | 316175108 | Fidelity Government Portfolio, Class I
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000225736 | 81369Y605 | State Street Financial Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000225736 | 46137V357 | Invesco S&P 500 Equal Weight ETF
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000225736 | 81369Y704 | State Street Industrial Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000225736 | 81369Y803 | State Street Technology Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000225736 | 92204A702 | Vanguard Information Technology ETF
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000225736 | Collateral for Securities Loaned
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000225736 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000225736 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	68.10%